Financial instruments and risk management - Maturities of financial liabilities (Details) - Liquidity risk $ in Thousands	Oct. 31, 2023 CAD ($)
Maturities of financial liabilities
Contractual cash flows	$ 101,403
Accounts payable and accrued liabilities
Maturities of financial liabilities
Contractual cash flows	20,902
Notes payable
Maturities of financial liabilities
Contractual cash flows	12,644
Interest bearing loans and borrowings.
Maturities of financial liabilities
Contractual cash flows	16,141
Put option liability
Maturities of financial liabilities
Contractual cash flows	3,675
Convertible debentures
Maturities of financial liabilities
Contractual cash flows	8,708
Undiscounted lease obligations
Maturities of financial liabilities
Contractual cash flows	39,333
Less than one year
Maturities of financial liabilities
Contractual cash flows	59,190
Less than one year | Accounts payable and accrued liabilities
Maturities of financial liabilities
Contractual cash flows	20,902
Less than one year | Notes payable
Maturities of financial liabilities
Contractual cash flows	137
Less than one year | Interest bearing loans and borrowings.
Maturities of financial liabilities
Contractual cash flows	16,141
Less than one year | Put option liability
Maturities of financial liabilities
Contractual cash flows	3,675
Less than one year | Convertible debentures
Maturities of financial liabilities
Contractual cash flows	8,708
Less than one year | Undiscounted lease obligations
Maturities of financial liabilities
Contractual cash flows	9,627
1-3 years
Maturities of financial liabilities
Contractual cash flows	27,175
1-3 years | Notes payable
Maturities of financial liabilities
Contractual cash flows	12,428
1-3 years | Undiscounted lease obligations
Maturities of financial liabilities
Contractual cash flows	14,747
3-5 years
Maturities of financial liabilities
Contractual cash flows	9,333
3-5 years | Undiscounted lease obligations
Maturities of financial liabilities
Contractual cash flows	9,333
Greater than five years
Maturities of financial liabilities
Contractual cash flows	5,705
Greater than five years | Notes payable
Maturities of financial liabilities
Contractual cash flows	79
Greater than five years | Undiscounted lease obligations
Maturities of financial liabilities
Contractual cash flows	$ 5,626